Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Deferred Income Taxes
	2025	2024
Deferred tax assets
Net operating loss carryforward	$24,515	$18,684
Research and development expenses	1,945	2,034
Offering costs	84	-
Operating lease liabilities	655	709
Share-based compensation	2,192	2,028
Total gross deferred tax assets	29,391	23,455
Less – valuation allowance	(28,833)	(22,767)

Deferred tax liabilities:
Operating lease assets	558	688
Net deferred tax assets	$-	$-

Schedule of Valuation Allowance
Balance at December 31, 2024	$(22,767)
Change	(6,066)
Balance at December 31, 2025	$(28,833)

Schedule of Provision For Income Taxes

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year Ended December 31, 2025
		Percent
Tax at Israeli Statutory Rate	$(2,642)	(23)%
Changes in Valuation Allowances	2,587	23%
Nontaxable and nondeductible Items
Share-based payment awards	230	2%
Other adjustments	(175)	(2)%

Effective Tax Rate	$-	0%